Employee Benefit Plans - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.86%	5.18%
Inflation assumption	2.95%	3.13%
Rate of increase in pension payments	2.87%	2.96%
Medical cost trend	0.00%	0.00%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.06%	5.37%
Inflation assumption	2.70%	2.70%
Rate of increase in pension payments	2.76%	2.76%
Medical cost trend		0.00%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.95%	5.30%
Inflation assumption	0.00%	0.00%
Rate of increase in pension payments	0.00%	0.00%
Medical cost trend	7.00%	7.30%